Equity Method Based Investees - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Equity Method Investments [Line Items]
Purchase of additional shares		$ 1,000,000	$ 1,500,000	$ 250,000
Share of earnings in associated company		(600,000)	(615,000)	(417,000)
Frontline [Member]
Schedule Of Equity Method Investments [Line Items]
Investment in affiliates		4,023,000	5,279,000
PixCell [Member]
Schedule Of Equity Method Investments [Line Items]
Investment in affiliates		$ 4,272,000	$ 3,872,000
Shares held, Percentage		50.00%	46.00%
Purchase of additional shares		$ 1,000,000
Share of earnings in associated company		$ (600,000)	$ (615,000)	$ (417,000)
PixCell [Member] | Subsequent Event [Member] | Equity Method Investee [Member]
Schedule Of Equity Method Investments [Line Items]
Convertible loan	$ 1,500,000
Related party transaction payment upon milestone achievement	$ 1,500,000
Shareholding percentage upon milestone achievement	54.00%
Related party transaction payment upon not achieving milestone	$ 1,500,000
Shareholding percentage upon not achieving milestone	56.00%